Warrant Liability (Details) - Schedule of the warrant liability - USD ($)	6 Months Ended	24 Months Ended
	Jun. 30, 2022	Dec. 30, 2021
Condensed Financial Statements, Captions [Line Items]
Balance-beginning of period
Warrants issued	$ 10,038,418	2,946,066
Exercise of the pre-funded warrants	(2,560,400)
Impact of warrants exercised during the period		(385,190)
Change in fair value	(5,444,935)	(384,190)
Balance-end of period	4,209,769	2,176,686
Warrants Nov 3, 2021 [Member]
Condensed Financial Statements, Captions [Line Items]
Balance-beginning of period
Total number of liability warrants	1,892,857
Warrants issued		2,946,066
Exercise of the pre-funded warrants
Impact of warrants exercised during the period		(385,190)
Change in fair value	(1,462,412)	(384,190)
Balance-end of period	714,274	2,176,686
Warrants Jan 11, 2022 [Member]
Condensed Financial Statements, Captions [Line Items]
Balance-beginning of period
Total number of liability warrants	9,999,999
Warrants issued	10,038,418
Exercise of the pre-funded warrants	(2,560,400)
Impact of warrants exercised during the period
Change in fair value	(3,982,523)
Balance-end of period	$ 3,495,495